ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
(9)	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables are summarized as follows (in thousands):

	December 31,	December 31,
	2011	2010
Accrued salaries and wages	$79	$36
Accrued expenses	1,686	1,215
Advertising subsidies payables	202	195
	$1,967	$1,446